Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – accounts receivable, Net

At December 31, 2022 and 2021, accounts receivable, net consisted of the following.

	2022	2021
Accounts receivable	$3,435,340	$2,536,589
Less: allowance for doubtful accounts	(164,122)	$(179,475)
Accounts receivable, net	$3,271,218	$2,357,114
Accounts receivable – related party, net	$399,465	$414,639
Non-current accounts receivable	$4,209,546	$3,134,361
Non-current accounts receivable-related party	$-	$548,395

The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2022 and 2021.

Balance at January 1, 2021	$298,224
Decrease in allowance for doubtful accounts	(124,881)
Foreign exchange difference	6,132
Balance at December 31, 2021	179,475
Decrease in allowance for doubtful accounts	(1,087)
Foreign exchange difference	(14,266)
Balance at December 31, 2022	$164,122

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. For the years ended December 31, 2022, 2021 and 2020, doubtful accounts recovery for accounts receivable was $1,087 and $124,881and $27,696, respectively.